Segment And Geographic Information (Assets by Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total assets	$ 1,406,977	$ 1,794,780
Reportable Geographical Segments [Member]
Segment Reporting Information [Line Items]
Total assets	1,544,809	1,930,092
Reportable Geographical Segments [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Total assets	612,074	833,334
Reportable Geographical Segments [Member] | Caribbean Division [Member]
Segment Reporting Information [Line Items]
Total assets	382,022	444,641
Reportable Geographical Segments [Member] | NOLAD [Member]
Segment Reporting Information [Line Items]
Total assets	308,632	360,644
Reportable Geographical Segments [Member] | SLAD [Member]
Segment Reporting Information [Line Items]
Total assets	242,081	291,473
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total assets	40,721	98,651
Purchase Price Allocation [Member]
Segment Reporting Information [Line Items]
Total assets	$ (178,553)	$ (233,963)